Balance Sheet Information - Additional Information (Detail)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) shares	Jul. 31, 2021 USD ($)	Mar. 31, 2025 USD ($) AIRFRAMES AIRCRAFT	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)
Condensed Balance Sheet Statements Captions [Line Items]
Depreciation expense			$ 6,000,000	$ 9,800,000	$ 13,900,000	$ 23,100,000	$ 40,000,000	$ 60,200,000	$ 80,500,000
Estimated initial equity warrant asset value											$ 16,400,000
Investments in equity securities			300,000		$ 300,000		300,000	20,320,000
Total net unrealized gain/(loss)							(6,100)	5,400,000
Estimated initial warrant asset value										$ 3,200,000
Total realized gain (loss) on equity securities							8,000,000	0
Aggregate carrying amount of investments in equity securities							300,000	20,300,000
Investments without readily determinable fair value							300,000	8,800,000
Impairment true-up adjustment			12,400,000				73,700,000	50,600,000	$ 62,100,000
United Capacity Purchase Agreement [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Realized and unrealized gain (loss) on investment							7,200,000
Debt reduction							12,600,000
Engines Held For Sale [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Impairment true-up adjustment			$ 33,800
Archer Aviation, Inc. [Member] | Level 1 [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Proceeds from sale							9,600,000
Loss on sale							800,000
Realized and unrealized gain (loss) on investment							(2,700,000)	$ 5,600,000
Heart Aerospace Incorporated [Member] | Forward Purchase Contract [Member] | Preferred Stock [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Purchase of preferred stock		$ 5,000,000
Initial investment in preferred stock measured at cost		$ 5,000,000
VTOL Aircraft, XTI Aerospace, Inc [Member] | Level 1 [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Realized and unrealized gain (loss) on investment							(3,500,000)
Investments in equity securities							$ 100,000
Class A [Member] | Archer Aviation, Inc. [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Number of shares sold | shares	500,000
Proceeds from sale	$ 5,000,000
Total grant date value, Additional warrant to purchase shares	$ 5,600,000
C R J 900 Airframes [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Number of aircraft classified as assets held for sale | AIRFRAMES			3
CF34-8C Engines [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Number of aircraft classified as assets held for sale | AIRCRAFT			4